Document And Entity Information	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	Design Therapeutics, Inc.
Entity Central Index Key	0001807120
Entity Emerging Growth Company	true
Entity File Number	001-40288
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-3929248
Entity Address, Address Line One	6005 Hidden Valley Road
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Carlsbad
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92011
City Area Code	(858)
Local Phone Number	293-4900
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	DSGN
Security Exchange Name	NASDAQ